Note 5 - Blanket Zimbabwe Indigenisation Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance	[1]	$ 19,175
Balance		16,712	$ 19,175	[1]
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance		994	1,632
Finance cost accrued		29	98
Dividends used to repay loan		(1,023)	(736)
Balance		$ 0	$ 994

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.